UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                    [ ] is a restatement.
                                                     [ ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report.

Name:             ACF Industries, Incorporated
                  (as sponsor of the ACF Pension Plans)
Address:          620 N. Second Street
                  St. Charles, Missouri  63301

Form 13F File Number:  28-6948

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert J. Mitchell
Title:            Senior Vice President-Finance
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:
/s/ Robert J. Mitchell          New York, New York                    11/13/00
[Signature]                          [City, State]                    [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                            36

Form 13F Information Table Value Total:                            $70,802
                                                                   (thousands)

List of Other Included Managers:  None

                                                   FORM 13F INFORMATION TABLE
                                             AS OF SEPTEMBER 30, 2000 (SEC USE ONLY)
                 NAME OF REPORTING MANAGER:  ACF Industries, Incorporated (as sponsor of the ACF Pension Plans)
                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                            (a)        in In-   Shared             (a)        (b)        (c)
                                                            Sole       str. V   Other              Sole       Shared     None

Arrow Electrs   Com        042735100   1,703      50,000    X                                       50,000
Inc.

AT&T Corp.      Com        001957109   4,406     150,000    X                                      150,000

Avnet Inc.      Com        053807103   1,419      50,000    X                                       50,000

BCE Inc.        Com        05534B109     468      20,000    X                                       20,000

BG              PLC ADR    055434203     403      12,548    X                                       12,548
                Final
                Installment

Burlington      Com        12189T104     640      29,658    X                                       29,658
Northern
Santa Fe Corp.

Burlington      Com        122014103     552      15,000    X                                       15,000
Resources Inc.

Canadian        Com        135923100   1,300      50,000    X                                       50,000
PAC Ltd.

Coca Cola       Com        191219104   1,434      90,000    X                                       90,000
Enterprises
Inc.

Cox             CLA        224044107   1,166      30,480    X                                       30,480
Communications
Inc.

Delphi          Com        247126105     264      17,473    X                                       17,473
Automotive
Sys. Corp.

Deltic          Com        247850100      60       3,535    X                                        3,535
Timber Corp.

Emerging Mkts.  Com        290887108     184      15,000    X                                       15,000
Telecommuni-
cations


                COLUMN TOTAL          13,999






General         Com        369604103   8,653     150,000    X                                      150,000
Electric Co.

General Mtrs
Corp            CL H NEW   370442832     589      15,840    X                                       15,840

General Mtrs.   Com        370442105   1,303      20,042    X                                       20,042
Corp.

Int'l Business  Com        459200101   9,000      80,000    X                                       80,000
Machines

Kerr McGee      Com        492386107   1,988      30,000    X                                       30,000
Corp.

Koninklijke     Sponsored  500472303   1,517      35,696    X                                       35,696
Philips         ADR New
Electrs NV

Lockheed        Com        539830109   1,622      49,218    X                                       49,218
Martin Corp.

Lowes Cos.      Com        548661107   7,180     160,000    X                                      160,000
Inc.

Lucent          Com        549463107   3,962     129,632    X                                      129,632
Technologies
Inc.

Magna           CLA        559222401     433      10,000    X                                       10,000
International
Inc.

Martin          Com        573284106     974      25,445    X                                       25,445
Marietta
Materials Inc.

Morgan, J P     Com        616880100   4,084      25,000    X                                       25,000
& Co. Inc.

Murphy Oil      Com        626717102     802      12,375    X                                       12,375
Corp.

NCR Corp.       New Com    62886E108     236       6,250    X                                        6,250

Newmont
Mining Corp.    Com        651639106      46       2,716    X                                        2,716

Nortel Networks
Corp            Com        656568102   1,871      31,407    X                                       31,407


                COLUMN TOTAL          44,260







Occidental      Com        674599105     436      20,000    X                                       20,000
Pete Corp.

Pactiv
Corporation     Com        695257105     112      10,000    X                                       10,000

Pfizer Inc.     Com        717081103   8,089     180,000    X                                      180,000
                $0.10 PV

Unisys Corp.    Com        909214108     788      70,000    X                                       70,000

United          Com        913017109   1,385      20,000    X                                       20,000
Technologies
Corp.

USX-U S STL     Com        90337T101     178      11,731    X                                       11,731
Group

XTRA Corp.      Com        984138107   1,555      35,000    X                                       35,000


                COLUMN TOTAL          12,543

                TOTAL                 70,802

